EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF BASIC AND DILUTED NET (LOSS)/EARNINGS PER SHARE

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	Six Months End June 30,
	2023	2024
	RMB	RMB	USD

Basic and diluted earnings per share calculation
Numerator:
Net profit attribute to ordinary shareholders	38,678	992	136
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	-	-	-
Net profit attribute to Youlife International Holdings Inc.	38,678	992	136
Denominator:
Basic Weighted average number of shares outstanding	221,777,718	221,777,718	221,777,718
Continuing operations	0.14	-	-
Discontinued operations	0.04	-	-
Basic net earnings per share	0.17	-	-
Diluted Weighted average number of shares outstanding	342,756,528	342,756,528	342,756,528
Continuing operations	0.09	-	-
Discontinued operations	0.02	-	-
Diluted net earnings per share	0.11	-	-

The following table sets forth the basic and diluted net (loss)/earnings per share for the following periods:

	Year ended 31 December
	2022	2023
	RMB	RMB

Basic and diluted earnings per share calculation
Numerator:
Net (loss)/profit attribute to ordinary shareholders	(97,315)	99,263
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares	(130,011)	-
Net (loss)/profit attribute to Youlife International Holdings Inc.	(223,534)	99,263
Denominator:
Basic Weighted average number of shares outstanding	224,986,014	221,777,718
Continuing operations	(0.97)	0.37
Discontinued operations	(0.02)	0.08
Basic net (loss)/earnings per share	(0.99)	0.45
Diluted Weighted average number of shares outstanding	224,986,014	342,756,528
Continuing operations	(0.97)	0.24
Discontinued operations	(0.02)	0.05
Diluted net (loss)/earnings per share	(0.99)	0.29